Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization of Oil and Gas	$ 3,189,031
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares outstanding	175,961,698
Common stock, shares issued	175,961,698
Property and equipment, accumulated depreciation	$ 132,851
Creek Road Miners Inc [Member]
Preferred stock, shares authorized		5,000,000	5,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares outstanding		12,246,036	8,191,382
Common stock, shares issued		12,246,036	8,191,382
Allowance for doubtful accounts			$ 0
Property and equipment, accumulated depreciation		$ 747,216	89,136
Right of use asset, accumulated amortization		426,918	299,583
Unamortized debt discount, non-current		$ 0	$ 0
Series D Preferred Stock [Member]
Preferred stock, shares authorized	50,000	50,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares outstanding	21,799
Preferred stock, shares issued	21,799
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member]
Preferred stock, shares authorized		500,000	500,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding		256,117	223,964
Preferred stock, shares issued		256,117	223,964
Series B Preferred Stock [Member] | Creek Road Miners Inc [Member]
Preferred stock, shares authorized		20,000	20,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding		1,439	3,720
Preferred stock, shares issued		1,439	3,720
Series C Preferred Stock [Member] | Creek Road Miners Inc [Member]
Preferred stock, shares authorized		15,000	15,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding		7,630	7,880
Preferred stock, shares issued		7,630	7,880